Equity Method and Other Investment - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Lease guarantees provided to landlords	$ 3,500,000		$ 3,500,000		$ 4,900,000
Amount of loss limited to net investments			3,500,000		4,900,000
Share of loss on equity method investments	6,068,000	$ (43,204,000)	(24,510,000)	$ (47,111,000)	(44,788,000)	$ (32,206,000)	$ (12,638,000)
Investments, valuation allowance for credit losses			15,300,000		43,900,000	0
Unrealized gain on debt securities available for sale			2,300		4,400,000	0
Payments acquire investments			26,704,000	93,357,000	99,146,000	80,674,000	$ 121,626,000
Proceeds from sale of investments			3,200,000	$ 35,200,000	48,000,000.0	$ 16,600,000
Unfunded capital commitment	$ 33,300,000		$ 33,300,000		$ 50,800,000